Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001928948
Registrant Name	High-Trend International Group
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A